Accounts Receivable	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Credit Loss [Abstract]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable at September 30, 2021 and June 30, 2021 consisted of the following:

	Sep 30,	June 30,
	2021	2021
Accounts receivable – related party $5,580 and $0 at Sept 30, 2021 and June 30, 2021, respectively.	$18,828	$35,466
Less:
Allowance for discounts	—	(875)
Accounts receivable, net	$18,828	$34,591

For the three months ended September 30, 2021 and 2020, bad debt expense (recovery), was $1,083 and $0, respectively.

Note 5– Accounts Receivable

Accounts receivable at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020
Accounts receivable – third parties	$35,466	$—
Less:
Allowance for discounts	(875)	—
Accounts receivable, net	$34,591	$—

For the years ended June 30, 2021 and 2020, bad debt expense (recovery), was $0 and $0, respectively.